Share-Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 1,280	$ 5,305	$ 610	$ 11,540
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	860	3,704	(794)	8,266
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	420	1,734	1,404	3,361
Capitalized
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 0	$ (133)	$ 0	$ (87)